Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,070,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,838.22
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,838.22
Narrative - Max Aggregate Offering Price	$ 25,070,000.00
Final Prospectus	true